Basis of accounting	12 Months Ended
Dec. 31, 2023
Basis of accounting
Basis of accounting

2.Basis of accounting

(a)Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). They were authorized for issue by the Company’s board of directors on 28 March 2024.

For all periods up to and including the financial statements for the year ended 31 December 2022 and interim financial statements for 3 months ended 31 March 2023, the Group prepared its consolidated financial statements in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). These consolidated financial statements for the year ended 31 December 2023 are the first annual financial statements the Group has prepared in accordance with IFRS. The Group’s effective date of transition to IFRS is 1 January 2022. Refer to Note 29 for information on how the Group adopted IFRS.

In the opinion of management, these consolidated financial statements reflect all adjustments, which consist of normal and recurring adjustments necessary to present fairly the financial position as at 31 December 2023, 31 December 2022 and 1 January 2022 and the results of operations and cash flows for the year ended 31 December 2023 and 2022.

(b)Basis of measurement

These consolidated financial statements have been prepared on an accruals basis and are based on historical cost except for certain financial assets and liabilities which are measured at fair value. Historical cost is generally based on the fair values of the consideration given in exchange for assets.

All values in these consolidated financial statements are rounded to the nearest thousand, except where otherwise indicated.

(c)Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars (“USD”, “US$” or “$”), which is the Group’s functional currency.

(d)Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activities and the realization of assets and the settlement of liabilities in the ordinary course of business.

As at 31 December 2023, the Group’s current liabilities exceed current assets by $201,971 thousand (31 December 2022: $17,936 thousand). The ability of the Company to continue as a going concern is dependent on a number of factors including, principally:

●	The ability of the Group to enhance the efficiencies within the mine and increase profitability;
●	The ability of the Group to achieve their operating cash flows detailed within their forecast; and
●	The ability of CMPL to produce sufficient cash inflows to fund MAL’s financing arrangements.

Management believe it is appropriate to prepare the financial statements on the going concern basis through their assessment of the Group’s expected performance over the forecast period and the appropriateness of the assumptions utilized. In addition, management have considered the ability of MAC to raise funding should this be required over the next 12 months. During the fourth quarter of 2023, MAC issued 1,827,096 Shares to investors, at a price of US$11.00 per Share, for aggregate gross proceeds of $20,098 thousand.

2.Basis of accounting (continued)

On 15 February 2024, the Company successfully raised A$325 million (US$210.8 million) before costs in connection with its initial public offering of shares in Australia (“IPO”).

On 16 February 2024, MAC used part of the proceeds raised under the IPO to repay in full the US$82.9 million deferred consideration facility (refer to Note 21) to Glencore in connection with the US$1.1 billion acquisition of the CSA mine and the A$196.4 million (US$127.9 million) balance will be used to:

●	Increase working capital to facilitate operational flexibility and potential production growth;
●	Provide additional funding for exploration programs and mine development at the CSA mine; and
●	Fund the costs of the IPO and other administrative costs expected to be incurred by the Company.

Therefore, management continue to adopt the going concern basis of accounting in preparing these financial statements.